Investor A C and Institutional [Member] Shareholder Fees - Investor A, C and Institutional - BlackRock Strategic Global Bond Fund, Inc.	Dec. 31, 2025
Investor A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Institutional
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Investor C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[2]

[1]	A contingent deferred sales charge (“CDSC”) of 0.75% (0.50% with respect to Investor A Shares held prior to December 1, 2015) is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.